     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-03479

     _Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA	94403-1906
(Address of principal executive offices)	(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/10

Item 1. Reports to Stockholders.

FRANKLIN

NEW YORK TAX-FREE INCOME FUND

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	35
		Franklin New York Tax-Free Income Fund	4	Notes to Financial Statements	39
		Performance Summary	10	Shareholder Information	48
		Your Fund’s Expenses	13
		Financial Highlights and
		Statement of Investments	15

Semiannual Report

Franklin New York Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin New York Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from federal and New York state personal income taxes and at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.1

Credit Quality Breakdown*
Based on Total Long-Term Investments as of 11/30/10**

*Standard & Poor’s (S&P) is the primary independent rating agency; Moody’s is the secondary rating agency. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

This semiannual report for Franklin New York Tax-Free Income Fund covers the period ended November 30, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

4 | Semiannual Report

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.76 on May 31, 2010, to $11.55 on November 30, 2010. The Fund’s Class A shares paid dividends totaling 24.24 cents per share for the reporting period.2 The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.02% based on an annualization of November’s 4.04 cent per share dividend and the maximum offering price of $12.06 on November 30, 2010. An investor in the 2010 maximum combined effective federal and New York state and City personal income tax bracket of 42.91% would need to earn a distribution rate of 7.04% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

State Update

After a deceleration in business activity over the summer, New York’s economy gained momentum in the latter half of the six-month period, as business conditions, retail sales and tourism strengthened. The state’s unemployment rate fared better than many states during the period and was 8.3% in November 2010 compared with the 9.8% national rate.3 Job losses, though not as severe as the nation’s, were concentrated in government work, information and construction. The commercial real estate and housing markets remained weak, and New York City and Long Island held the highest mortgage default rates among Northeastern states. Employment grew in professional and business services, other services, and mining and logging.

State legislators, challenged by declining income and sales tax revenues stemming from the recession, faced a projected fiscal year 2010-2011 (begun April 1, 2010) budget shortfall of $9.2 billion that delayed the budget’s adoption and pressured local governments.4 After nearly five months of polarized political debate and gridlock, state lawmakers finalized a budget in August, one that approved new legislation designed to close the entire deficit and raise new revenue through a mix of tax hikes and other measures. The state assembly closed the gap with $869 million in revenue increases in the 2010-2011 fiscal year and helped close future-year deficits with revenue increases of $1.77 billion in 2011-2012.4

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

4. Source: New York State Division of Budget (www.budget.state.ny.us), “2010-2011 State Budget Legislation Completed in Assembly with Passage of Revenue Plan,” Assembly Speaker Sheldon Silver, News Release, 7/1/10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 5

Dividend Distributions[2]
Dividend per Share
Month	Class A	Class B	Class C	Advisor Class
June	4.04 cents	3.50 cents	3.51 cents	4.12 cents
July	4.04 cents	3.50 cents	3.51 cents	4.12 cents
August	4.04 cents	3.50 cents	3.51 cents	4.12 cents
September	4.04 cents	3.47 cents	3.50 cents	4.14 cents
October	4.04 cents	3.47 cents	3.50 cents	4.14 cents
November	4.04 cents	3.47 cents	3.50 cents	4.14 cents

New York’s high debt ratios persisted throughout the reporting period. Net tax-supported debt was 6.5% of personal income and $3,135 per capita, compared with the national medians of 2.5% and $936.5 However, the state’s debt retirements are scheduled to accelerate in the next several years, and the governor’s latest financial plan would lower state-related debt outstanding. Moody’s Investors Service rated New York’s general obligation bonds Aa2 with a stable outlook.6 Moody’s assessment was based on the state’s broad-based and wealthy economy that attracts a highly educated and global workforce. Other favorable factors were strong credit fundamentals, a well-funded pension system and adequate reserves. These positives were balanced against revenue underperformance in recent years and a cyclical state economy dependent on the financial services industry.

Municipal Bond Market Overview

For the six months ended November 30, 2010, the municipal bond market posted modest results, despite a very challenging market in November. As measured by Barclays Capital (BC) Municipal Bond indexes, which track municipal securities, investment-grade municipal bonds returned +1.12% for the period under review, while high yield municipal bonds delivered a +2.67% total return.7 In comparison during the same period, Treasuries returned +3.74%, according to the BC U.S. Treasury Index, which comprises  U.S. Treasury securities.7

5. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

 6. This does not indicate Moody’s rating of the Fund.

7. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

6 | Semiannual Report

For the first five months of the reporting period municipal bond performance was robust, supported by strong investor demand and generally low interest rates resulting in part from the Federal Reserve Board’s (Fed’s) accommodative stance. The market also benefited from lower-than-normal tax-exempt issuance due to the Build America Bonds (BAB) program. The BAB program allowed municipal issuers to sell their bonds in the taxable market and take advantage of a 35% federal government subsidy for all coupon payments made on those municipal bonds. Such taxable bonds, however, are not part of the Fund’s tax-free portfolio. This subsidy enabled municipalities to borrow at significantly lower net yields than they could otherwise obtain in the traditional tax-exempt municipal bond market, which dramatically reduced the supply of new tax-exempt bonds. Of the $389 billion in issuance for the year through November 2010, $253 billion, or 65%, was in the form of tax-exempt municipal bonds.8 For the same period in 2008 (prior to the BAB program), municipal issuance totaled $368 billion, with $322 billion, or 88%, in the form of tax-exempt municipal bonds.8

November proved to be the period’s most challenging month as fixed income markets pulled back sharply after the Fed announced its intention to implement a second round of quantitative easing (QE2) with a $600 billion bond buying program. Municipal bonds fell 2.00% in November.7 Credit spreads widened considerably in November as well, as high yield municipal bonds dropped 2.83% for the month, and U.S. Treasuries dipped only 0.70%.7 Initially, markets seemed dissatisfied that the Fed indicated it would target bonds with maturities of 10 years or less, which contributed to a sell-off in bonds with maturities longer than 10 years. Secondly, some observers felt QE2 was unnecessary and might even ignite inflation, which contributed to weakness in shorter term bonds. The municipal bond market pulled back as yields generally rose. This was exacerbated as market concerns led to investor redemptions, forcing further sell-offs. According to the Investment Company Institute, cash flows during the period first turned negative the week of November 10 and worsened in the month’s second half. During the week of November 17, the municipal bond market had net outflows of approximately $4.8 billion, and during the last week of November, outflows were approximately $3.1 billion. A third factor affecting November’s performance was related to the BAB program. For most of the year, markets had expected the BAB program to be extended beyond 2010, and they began to anticipate a larger-than-normal supply of municipal bonds going into year-end. This belief waned, however, as Republicans took over the majority of the House of Representatives and in an existing bill did not include language that would extend the program.

8. Source: Thomson Reuters.

Semiannual Report | 7

Portfolio Breakdown
11/30/10

% of Total
Long-Term Investments*

Transportation	22.4%
Tax-Supported	14.8%
Subject to Government Appropriations	14.6%
Utilities	11.9%
Higher Education	11.3%
General Obligation	7.5%
Refunded	7.2%
Other Revenue	4.0%
Hospital & Health Care	3.5%
Corporate-Backed	1.6%
Housing	1.2%

*Does not include short-term investments and other net assets.

Although the municipal bond market experienced recent, short-term volatility, we maintained a long-term perspective. In our view, the pullback in yields and increasing risk premiums may provide us an opportunity to enhance the Fund’s income-earning potential.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest during different interest rate environments, our portfolio becomes progressively more diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

Our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve favored longer term bonds during the reporting period. Consistent with our strategy, we sought to remain fully invested in bonds ranging from 20 to 30 years in maturity with good call features. We sought to take advantage of strong retail demand for highly rated essential service bonds and sold some AA-rated and AAA-rated securities that were purchased in a lower municipal bond interest rate environment. We also sold some of the Fund’s highly liquid prerefunded bonds at a premium as institutional investors provided liquidity for municipal bonds escrowed in government securities. We used the proceeds to purchase bonds we believed were trading at very attractive relative values in the current, higher interest rate environment.

In line with our relative value investment strategy, and to further reduce volatility, we avoided derivative securities and other exotic investment vehicles designed to leverage the portfolio. During the period, the Fund had no exposure to inverse floaters or any other form of leverage. Also, as the alternative minimum tax (AMT) affects more individuals each year, we held no bonds subject to AMT to prevent a taxable situation for individuals subject to AMT.

8 | Semiannual Report

We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income. Thank you for your continued participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 9

Performance Summary as of 11/30/10

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FNYTX)			Change	11/30/10	5/31/10
Net Asset Value (NAV)		-$	0.21	$11.55	$11.76
Distributions (6/1/10–11/30/10)
Dividend Income	$0.2424
Class B (Symbol: FTFBX)			Change	11/30/10	5/31/10
Net Asset Value (NAV)		-$	0.21	$11.53	$11.74
Distributions (6/1/10–11/30/10)
Dividend Income	$0.2091
Class C (Symbol: FNYIX)			Change	11/30/10	5/31/10
Net Asset Value (NAV)		-$	0.21	$11.54	$11.75
Distributions (6/1/10–11/30/10)
Dividend Income	$0.2103
Advisor Class (Symbol: FNYAX)			Change	11/30/10	5/31/10
Net Asset Value (NAV)		-$	0.21	$11.56	$11.77
Distributions (6/1/10–11/30/10)
Dividend Income	$0.2478

10 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	0.25%		+	4.09%	+	22.65%	+	61.12%
Average Annual Total Return[2]		-4.00%			-0.30%	+	3.27%	+	4.43%
Avg. Ann. Total Return (12/31/10)[3]					-3.46%	+	2.62%	+	3.95%
Distribution Rate[4]			4.02%
Taxable Equivalent Distribution Rate[5]			7.04%
30-Day Standardized Yield[6]			3.09%
Taxable Equivalent Yield[5]			5.41%
Total Annual Operating Expenses[7]			0.60%
Class B		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]		-0.03%		+	3.60%	+	19.39%	+	54.01%
Average Annual Total Return[2]		-3.96%			-0.39%	+	3.27%	+	4.41%
Avg. Ann. Total Return (12/31/10)[3]					-3.50%	+	2.62%	+	3.95%
Distribution Rate[4]			3.61%
Taxable Equivalent Distribution Rate[5]			6.32%
30-Day Standardized Yield[6]			2.66%
Taxable Equivalent Yield[5]			4.66%
Total Annual Operating Expenses[7]			1.15%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]		-0.02%		+	3.52%	+	19.32%	+	52.44%
Average Annual Total Return[2]		-1.01%		+	2.53%	+	3.60%	+	4.31%
Avg. Ann. Total Return (12/31/10)[3]					-0.58%	+	2.95%	+	3.83%
Distribution Rate[4]			3.64%
Taxable Equivalent Distribution Rate[5]			6.38%
30-Day Standardized Yield[6]			2.66%
Taxable Equivalent Yield[5]			4.66%
Total Annual Operating Expenses[7]			1.16%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	0.29%		+	4.28%	+	23.29%	+	62.52%
Average Annual Total Return[2]	+	0.29%		+	4.28%	+	4.28%	+	4.98%
Avg. Ann. Total Return (12/31/10)[3]				+	1.03%	+	3.63%	+	4.50%
Distribution Rate[4]			4.30%
Taxable Equivalent Distribution Rate[5]			7.53%
30-Day Standardized Yield[6]			3.32%
Taxable Equivalent Yield[5]			5.82%
Total Annual Operating Expenses[7]			0.51%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 11/30/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and New York state and City personal income tax rate of 42.91%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 11/30/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +51.39% and +4.63%.

12 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 6/1/10	Value 11/30/10	Period* 6/1/10–11/30/10
Actual	$1,000	$1,002.50	$3.01
Hypothetical (5% return before expenses)	$1,000	$1,022.06	$3.04
Class B
Actual	$1,000	$999.70	$5.76
Hypothetical (5% return before expenses)	$1,000	$1,019.30	$5.82
Class C
Actual	$1,000	$999.80	$5.77
Hypothetical (5% return before expenses)	$1,000	$1,019.30	$5.82
Advisor Class
Actual	$1,000	$1,002.90	$2.51
Hypothetical (5% return before expenses)	$1,000	$1,022.56	$2.54

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.60%; B: 1.15%; C: 1.15%; and Advisor: 0.50%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

14 | Semiannual Report

Franklin New York Tax-Free Income Fund

Financial Highlights

	Six Months Ended
	November 30, 2010			Year Ended May 31,
Class A	(unaudited)	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$11.76	$11.34	$11.61	$11.69	$11.72	$12.01
Income from investment operations[a]:
Net investment income[b]	0.24	0.49	0.50	0.51	0.51	0.52
Net realized and unrealized gains (losses)	(0.21	0.44	(0.21	(0.06	(0.02	(0.29
	)		))))
Total from investment operations	0.03	0.93	0.29	0.45	0.49	0.23
Less distributions from:
Net investment income	(0.24)	(0.50)	(0.51)	(0.51)	(0.51)	(0.52)
Net realized gains	—	(0.01)	(0.05)	(0.02)	(0.01)	—
Total distributions	(0.24)	(0.51)	(0.56)	(0.53)	(0.52)	(0.52)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$11.55	$11.76	$11.34	$11.61	$11.69	$11.72

Total return[e]	0.25%	8.39%	2.72%	3.92%	4.25%	1.95%

Ratios to average net assets[f]
Expenses	0.60%	0.60%	0.60%	0.60%	0.61%	0.60%
Net investment income	4.04%	4.24%	4.53%	4.38%	4.37%	4.41%

Supplemental data
Net assets, end of period (000’s)	$5,811,952	$5,487,829	$4,831,851	$4,701,098	$4,411,763	$4,351,378
Portfolio turnover rate	3.27%	13.21%	13.12%	11.88%	5.59%	9.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cEffective September 1, 2008, the redemption fee was eliminated.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin New York Tax-Free Income Fund

Financial Highlights (continued)

	Six Months Ended
	November 30, 2010		Year Ended May 31,
Class B	(unaudited)	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.74	$11.32	$11.58	$11.67	$11.70	$11.99
Income from investment operations[a]:
Net investment income[b]	0.21	0.43	0.44	0.44	0.45	0.45
Net realized and unrealized gains (losses)	(0.21)	0.43	(0.21)	(0.07)	(0.02)	(0.29)
Total from investment operations	—	0.86	0.23	0.37	0.43	0.16
Less distributions from:
Net investment income	(0.21)	(0.43)	(0.44)	(0.44)	(0.45)	(0.45)
Net realized gains	—	(0.01)	(0.05)	(0.02)	(0.01)	—
Total distributions	(0.21)	(0.44)	(0.49)	(0.46)	(0.46)	(0.45)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$11.53	$11.74	$11.32	$11.58	$11.67	$11.70

Total return[e]	(0.03)%	7.80%	2.23%	3.26%	3.67%	1.38%

Ratios to average net assets[f]
Expenses	1.15%	1.15%	1.16%	1.16%	1.17%	1.16%
Net investment income	3.49%	3.69%	3.97%	3.82%	3.81%	3.85%

Supplemental data
Net assets, end of period (000’s)	$44,598	$68,393	$112,001	$148,693	$178,205	$207,209
Portfolio turnover rate	3.27%	13.21%	13.12%	11.88%	5.59%	9.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

 bBased on average daily shares outstanding.

 cEffective September 1, 2008, the redemption fee was eliminated.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Income Fund

Financial Highlights (continued)

	Six Months Ended
	November 30, 2010		Year Ended May 31,
Class C	(unaudited)	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.75	$11.33	$11.60	$11.69	$11.71	$12.00
Income from investment operations[a]:
Net investment income[b]	0.21	0.43	0.44	0.44	0.45	0.45
Net realized and unrealized gains (losses)	(0.21)	0.43	(0.22)	(0.07)	(0.01)	(0.29)
Total from investment operations	—	0.86	0.22	0.37	0.44	0.16
Less distributions from:
Net investment income	(0.21)	(0.43)	(0.44)	(0.44)	(0.45)	(0.45)
Net realized gains	—	(0.01)	(0.05)	(0.02)	(0.01)	—
Total distributions	(0.21)	(0.44)	(0.49)	(0.46)	(0.46)	(0.45)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$11.54	$11.75	$11.33	$11.60	$11.69	$11.71

Total return[e]	(0.02)%	7.81%	2.15%	3.26%	3.76%	1.38%

Ratios to average net assets[f]
Expenses	1.15%	1.16%	1.16%	1.16%	1.17%	1.16%
Net investment income	3.49%	3.68%	3.97%	3.82%	3.81%	3.85%

Supplemental data
Net assets, end of period (000’s)	$979,914	$857,413	$535,898	$398,418	$272,837	$245,444
Portfolio turnover rate	3.27%	13.21%	13.12%	11.88%	5.59%	9.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cEffective September 1, 2008, the redemption fee was eliminated.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin New York Tax-Free Income Fund

Financial Highlights (continued)

	Six Months Ended
	November 30, 2010		Year Ended May 31,
Advisor Class	(unaudited)	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.77	$11.35	$11.61	$11.70	$11.73	$12.02
Income from investment operations[a]:
Net investment income[b]	0.25	0.50	0.51	0.52	0.53	0.53
Net realized and unrealized gains (losses)	(0.21)	0.44	(0.20)	(0.07)	(0.02)	(0.29)
Total from investment operations	0.04	0.94	0.31	0.45	0.51	0.24
Less distributions from:
Net investment income	(0.25)	(0.51)	(0.52)	(0.52)	(0.53)	(0.53)
Net realized gains	—	(0.01)	(0.05)	(0.02)	(0.01)	—
Total distributions	(0.25)	(0.52)	(0.57)	(0.54)	(0.54)	(0.53)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$11.56	$11.77	$11.35	$11.61	$11.70	$11.73

Total return[e]	0.29%	8.48%	2.90%	3.93%	4.34%	2.04%

Ratios to average net assets[f]
Expenses	0.50%	0.51%	0.51%	0.51%	0.52%	0.51%
Net investment income	4.14%	4.33%	4.62%	4.47%	4.46%	4.50%

Supplemental data
Net assets, end of period (000’s)	$208,165	$185,720	$102,034	$84,781	$61,547	$44,308
Portfolio turnover rate	3.27%	13.21%	13.12%	11.88%	5.59%	9.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cEffective September 1, 2008, the redemption fee was eliminated.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

 fRatios are annualized for periods less than one year.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited)

	Principal Amount	Value
Municipal Bonds 98.9%
New York 90.6%
Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12	$2,290,000	$2,294,855
Albany IDA Civic Facility Revenue,
Albany Medical Center Project, 6.00%, 5/01/19	1,170,000	1,170,562
Albany Medical Center Project, 6.00%, 5/01/29	1,460,000	1,333,987
St. Peter’s Hospital Project, Series A, 5.25%, 11/15/27	5,000,000	4,884,700
St. Peter’s Hospital Project, Series A, 5.25%, 11/15/32	5,000,000	4,738,000
St. Peter’s Hospital Project, Series E, 5.50%, 11/15/27	1,135,000	1,137,554
St. Peter’s Hospital Project, Series E, 5.25%, 11/15/32	1,150,000	1,089,740
St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.375%, 7/01/31	2,750,000	2,857,305
Albany Parking Authority Revenue,
Refunding, Series A, 5.625%, 7/15/20	555,000	578,188
Refunding, Series A, 5.625%, 7/15/25	415,000	432,339
Series A, Pre-Refunded, 5.625%, 7/15/20	695,000	723,648
Series A, Pre-Refunded, 5.625%, 7/15/25	585,000	609,114
Amherst Development Corp. Student Housing Facility Revenue, University of Buffalo
Foundation Facility, Student Housing Corp., Series A, AGMC Insured, 5.00%,
10/01/40	3,000,000	3,004,410
10/01/45	3,800,000	3,719,934
Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Faculty, Student
Housing Corp.,
Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32	2,785,000	2,488,258
Series A, AMBAC Insured, 5.125%, 8/01/20	1,410,000	1,447,266
Series A, AMBAC Insured, 5.25%, 8/01/31	5,055,000	4,985,645
Series B, AMBAC Insured, 5.25%, 8/01/31	1,000,000	986,280
Battery Park City Authority Revenue, Refunding, Series A, 5.00%,
11/01/24	9,000,000	9,659,250
11/01/25	12,000,000	12,809,160
11/01/26	14,250,000	15,149,032
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17	3,550,000	3,920,159
Dutchess County IDA Civic Facility Revenue, Vassar College Project, Pre-Refunded, 5.35%,
9/01/40	16,000,000	16,683,040
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	1,922,760
Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
5.00%, 9/01/21	2,835,000	2,903,607
5.125%, 9/01/31	5,045,000	5,134,902
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
10/01/30	3,000,000	3,007,440
10/01/35	1,500,000	1,442,160
Hudson Yards Infrastructure Corp. Revenue, Series A,
5.00%, 2/15/47	40,000,000	38,825,200
AGMC Insured, 5.00%, 2/15/47	15,000,000	15,014,700
Long Island Power Authority Electric System Revenue,
General, Refunding, Series A, 6.00%, 5/01/33	42,000,000	45,603,600
General, Refunding, Series A, BHAC Insured, 5.50%, 5/01/33	5,000,000	5,401,200
General, Refunding, Series B, 5.00%, 12/01/35	5,000,000	5,028,600
General, Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	9,200,000	10,060,016
General, Series A, AMBAC Insured, 5.00%, 9/01/34	20,670,000	20,836,807
General, Series C, 5.00%, 9/01/35	16,000,000	16,093,920

Semiannual Report | 19

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Long Island Power Authority Electric System Revenue, (continued)
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/20	$10,000,000	$11,110,500
Series A, AMBAC Insured, 5.00%, 9/01/29	24,000,000	24,316,800
Series C, BHAC Insured, 5.00%, 9/01/35	5,000,000	5,104,650
Madison County Capital Resources Corp. Revenue, Colgate University Project, Refunding,
Series A, 5.00%, 7/01/40	5,250,000	5,374,215
Madison County IDA Civic Facility Revenue,
Colgate University Project, Series A, NATL Insured, 5.00%, 7/01/39	3,250,000	3,258,320
Colgate University Project, Series B, 5.00%, 7/01/33	2,000,000	2,011,920
Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37	1,000,000	818,090
Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, NATL Insured,
5.25%, 10/01/21	1,520,000	1,552,072
5.00%, 10/01/31	3,100,000	3,107,285
Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
Educational Services Project, Series A, XLCA Insured, 5.00%,
7/01/29	5,710,000	5,143,682
7/01/34	3,000,000	2,562,780
Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13	1,055,000	1,166,250
MTA Commuter Facilities Revenue,
Series 8, Pre-Refunded, 5.50%, 7/01/21	5,000,000	5,601,100
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/23	3,000,000	3,080,610
Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28	8,655,000	8,894,917
Series A, Pre-Refunded, 5.25%, 7/01/28	18,300,000	18,818,073
Series R, Pre-Refunded, 5.50%, 7/01/17	2,000,000	2,374,080
MTA Dedicated Tax Fund Revenue,
Refunding, Series A, 5.00%, 11/15/30	25,000,000	25,563,000
Refunding, Series A, AGMC Insured, 5.00%, 11/15/32	71,685,000	73,299,346
Refunding, Series A, NATL Insured, 5.00%, 11/15/30	15,250,000	15,593,430
Series A, 5.50%, 11/15/39	22,845,000	24,231,691
Series A, AGMC Insured, 5.00%, 11/15/28	41,575,000	42,676,737
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/29	25,800,000	29,582,022
Series A, NATL Insured, 5.00%, 11/15/35	66,430,000	67,177,337
Series B, 5.00%, 11/15/34	63,750,000	64,852,875
Series B, NATL Insured, 4.75%, 11/15/26	5,200,000	5,299,684
Series B, NATL Insured, 5.00%, 11/15/31	40,000,000	40,698,800
MTA Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 11/15/30	68,130,000	68,328,940
Refunding, Series A, NATL Insured, 5.125%, 11/15/31	15,000,000	15,042,300
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/15/25	21,510,000	21,796,298
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 11/15/31	38,000,000	38,229,520
Refunding, Series E, 5.25%, 11/15/31	15,000,000	15,076,650
Refunding, Series U, NATL RE, FGIC Insured, 5.125%, 11/15/31	5,000,000	5,014,100
Series A, 5.00%, 11/15/37	48,000,000	47,928,000
Series A, NATL RE, FGIC Insured, 5.00%, 11/15/32	10,355,000	10,371,568
Series B, 5.125%, 11/15/24	20,000,000	21,023,400
Series B, 5.00%, 11/15/37	25,000,000	24,962,500
Series B, Pre-Refunded, 5.25%, 11/15/32	28,720,000	32,456,472

20 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
MTA Revenue, (continued)
Transportation, Series A, 5.00%, 11/15/35	$43,895,000	$43,893,683
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	8,623,238
Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	25,000,000	25,145,000
Transportation, Series C, 6.50%, 11/15/28	15,000,000	17,180,100
Transportation, Series F, 5.00%, 11/15/35	11,000,000	10,999,670
MTA Service Contract Revenue,
Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11	7,590,000	7,564,194
Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13	2,065,000	2,003,318
Refunding, AMBAC Insured, 5.00%, 7/01/30	7,000,000	7,156,380
Refunding, Series A, 5.125%, 1/01/29	33,105,000	34,097,819
Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31	50,000,000	51,284,000
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/25	12,760,000	13,164,109
Series B, 5.375%, 1/01/30	50,000,000	51,752,500
Series B, NATL Insured, 5.00%, 1/01/31	25,290,000	25,765,199
Transit Facilities, Series 7, ETM, zero cpn., 7/01/12	15,380,000	15,149,300
Transit Facilities, Series 7, ETM, zero cpn., 7/01/13	7,935,000	7,697,982
Nassau County GO,
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30	5,735,000	5,988,372
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31	6,025,000	6,255,456
General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35	27,210,000	28,175,139
General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39	28,190,000	29,339,306
Sewer and Storm Water Resources, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	7,930,667
Nassau County Sewer and Storm Water Finance Authority System Revenue, Refunding,
Series A, BHAC Insured, 5.375%, 11/01/28	2,000,000	2,196,220
New York City Educational Construction Fund Revenue, Series A, BHAC Insured, 5.00%,
4/01/37	19,750,000	20,287,397
New York City GO,
Citysavers, Series B, zero cpn., 6/01/12	1,030,000	1,087,629
Citysavers, Series B, zero cpn., 12/01/12	1,030,000	1,077,504
Citysavers, Series B, zero cpn., 6/01/13	1,030,000	1,065,679
Citysavers, Series B, zero cpn., 12/01/13	1,030,000	1,055,029
Citysavers, Series B, zero cpn., 6/01/14	1,030,000	1,037,519
Citysavers, Series B, zero cpn., 12/01/14	1,030,000	1,023,851
Citysavers, Series B, zero cpn., 6/01/15	1,030,000	1,005,785
Citysavers, Series B, zero cpn., 12/01/15	1,030,000	982,878
Citysavers, Series B, zero cpn., 6/01/16	1,030,000	965,440
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	947,847
Citysavers, Series B, zero cpn., 6/01/17	1,030,000	920,181
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	902,795
Citysavers, Series B, zero cpn., 6/01/18	1,030,000	876,025
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	836,894
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	806,851
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	7,067,000
Fiscal 2003, Series I, 5.00%, 3/01/29	10,000,000	10,314,000
Fiscal 2003, Series I, 5.00%, 3/01/30	14,785,000	15,191,292
Refunding, Series A, AGMC Insured, 5.00%, 8/01/26	9,450,000	9,914,278

Semiannual Report | 21

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Refunding, Series D, 5.125%, 8/01/19	$10,000	$10,126
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	15,000,000	15,973,050
Series B, 7.00%, 2/01/18	25,000	25,110
Series B, zero cpn., 6/01/19	1,030,000	821,168
Series C, 7.00%, 2/01/12	705,000	711,930
Series C, AGMC Insured, Pre-Refunded, 5.125%, 3/15/25	6,335,000	6,710,159
Series D, 8.00%, 8/01/17	5,000	5,054
Series D, 7.50%, 2/01/18	5,000	5,024
Series D, 5.50%, 6/01/24	15,925,000	16,441,129
Series D, 5.125%, 12/01/28	10,230,000	10,811,064
Series D, 5.00%, 10/15/29	5,000,000	5,184,700
Series D, 5.00%, 11/01/34	5,000,000	5,151,800
Series D, Pre-Refunded, 5.50%, 6/01/24	8,020,000	8,608,748
Series E, Sub Series E-1, 6.00%, 10/15/23	7,000,000	8,064,000
Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,432,700
Series F, 5.30%, 1/15/26	22,930,000	23,945,340
Series F, Pre-Refunded, 5.30%, 1/15/26	22,070,000	24,194,237
Series H, 7.20%, 2/01/15	5,000	5,023
Series H, AGMC Insured, 5.375%, 8/01/27	125,000	125,321
Series H, NATL Insured, 5.125%, 8/01/25	80,000	80,194
Series I, Sub Series I-1, 5.375%, 4/01/36	17,500,000	18,440,800
Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	19,781,385
Series J, Sub Series J-1, 5.00%, 5/15/36	7,895,000	7,954,291
Series J, Sub Series J-1, AMBAC Insured, 5.00%, 6/01/23	20,000,000	21,333,200
Series M, 5.00%, 4/01/35	10,000,000	10,225,600
New York City HDC, MFHR,
Series A-1, 4.80%, 11/01/35	5,610,000	5,513,676
Series C-1, 5.25%, 11/01/29	6,110,000	6,310,958
Series C-1, 5.50%, 11/01/34	3,000,000	3,122,730
Series C-1, 5.55%, 11/01/39	3,300,000	3,356,364
Series C-1, 5.70%, 11/01/46	12,500,000	12,826,625
New York City Health and Hospital Corp. Revenue, Health System, Series A, AGMC Insured,
Pre-Refunded, 5.125%, 2/15/23	3,890,000	4,105,428
New York City IDA Civic Facility Revenue,
Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35	1,420,000	1,323,270
Institute of International Education Inc. Project, 5.25%, 9/01/21	1,530,000	1,549,309
Institute of International Education Inc. Project, 5.25%, 9/01/31	5,235,000	5,258,872
New York University Project, AMBAC Insured, 5.00%, 7/01/31	18,000,000	18,037,800
Polytechnic Prep Country Day School, AGMC Insured, 5.375%, 5/01/29	980,000	992,809
Staten Island University Hospital Project, Series A, 6.375%, 7/01/31	3,650,000	3,663,578
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	21,498,690
New York City Municipal Finance Authority Revenue, Series D, AGMC Insured, 5.00%,
6/15/38	59,000,000	59,938,690
New York City Municipal Water Authority Revenue, Refunding, Series E, NATL RE,
FGIC Insured, 5.00%, 6/15/26	1,000,000	1,010,860

22 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35	$10,000,000	$10,115,900
Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38	52,000,000	52,955,760
Refunding, Series A, 5.00%, 6/15/39	34,950,000	35,401,554
Refunding, Series B, 5.00%, 6/15/36	26,700,000	27,039,624
Refunding, Series D, 5.00%, 6/15/37	4,865,000	4,933,791
Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39	7,900,000	8,002,068
Refunding, Series E, NATL Insured, 5.125%, 6/15/31	34,175,000	34,527,686
Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	21,255,088
Second General Resolution, Refunding, Series GG-1, 5.00%, 6/15/39	48,590,000	49,672,585
Second General Resolution, Series AA, 4.75%, 6/15/37	40,000,000	40,076,400
Series A, 5.75%, 6/15/40	6,550,000	7,094,174
Series A, FGIC Insured, Pre-Refunded, 5.25%, 6/15/33	7,000,000	7,182,980
Series B, 5.00%, 6/15/26	25,000,000	25,344,750
Series B, 5.00%, 6/15/36	25,000,000	25,422,250
Series G, AGMC Insured, 5.00%, 6/15/34	1,000,000	1,002,010
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL RE, FGIC Insured, 5.00%, 7/15/31	8,200,000	8,407,870
Fiscal 2007, Series S-2, NATL RE, FGIC Insured, 5.00%, 1/15/37	22,000,000	22,276,100
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	76,298,250
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	32,982,300
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	56,124,000
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	30,627,839
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	33,017,100
Fiscal 2009, Series S-5, 5.25%, 1/15/39	27,000,000	28,046,520
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Refunding, Series B, 5.00%, 5/01/30	7,285,000	7,371,983
Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30	2,900,000	2,934,626
Future Tax Secured, Series A, 5.00%, 5/01/30	14,400,000	15,063,264
Future Tax Secured, Series A, 5.25%, 8/01/31	28,205,000	29,726,660
Future Tax Secured, Series A, 5.00%, 5/01/34	20,000,000	20,538,000
Future Tax Secured, Series A, 5.00%, 5/01/38	20,000,000	20,454,000
Future Tax Secured, Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28	22,065,000	22,495,267
Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31	460,000	469,444
Future Tax Secured, Series A, Pre-Refunded, 5.25%, 8/01/31	2,400,000	2,685,360
Future Tax Secured, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/30	100,000	105,280
Future Tax Secured, Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	10,000	11,123
Future Tax Secured, Series B, Pre-Refunded, 5.00%, 5/01/30	235,000	247,408
Future Tax Secured, Series C, NATL Insured, 5.00%, 5/01/29	5,000	5,039
Future Tax Secured, Series D, 5.00%, 2/01/27	62,025,000	64,824,808
Future Tax Secured, Series D, NATL Insured, 5.00%, 2/01/22	2,000,000	2,125,800
Future Tax Secured, Series E, 5.00%, 2/01/25	3,245,000	3,412,442
Future Tax Secured, Series E, 5.00%, 2/01/27	10,000,000	10,451,400
Future Tax Secured, Series E, 5.00%, 2/01/33	8,895,000	8,975,944
Future Tax Secured, Series E, Pre-Refunded, 5.00%, 2/01/25	1,755,000	1,918,162
Refunding, Series B, NATL Insured, 5.00%, 8/01/32	14,990,000	15,178,874

Semiannual Report | 23

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

			Principal Amount	Value
		Municipal Bonds (continued)
		New York (continued)
		New York City Trust for Cultural Resources Revenue,
		Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31	$23,000,000	$23,226,320
		Wildlife Conservation Society, NATL RE, FGIC Insured, 5.00%, 2/01/34	10,500,000	10,557,225
		New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
		AMBAC Insured, 5.00%,
		11/15/35	33,130,000	33,157,829
		11/15/44	41,000,000	40,405,500
		New York GO, Refunding, Series C, 5.00%,
		8/01/24	10,000,000	10,710,300
		8/01/25	7,575,000	8,113,052
		8/01/26	2,190,000	2,329,065
		New York IDA Parking Facility Revenue, Royal Charter Presbyterian, AGMC Insured, 5.25%,
		12/15/32	1,525,000	1,556,202
		New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower
		at One Bryant Park Project, Class 2, Refunding, 5.625%, 7/15/47	17,500,000	18,071,900
		New York Liberty Development Corp. Revenue,
		5.50%, 10/01/37	27,000,000	28,404,270
		Goldman Sachs Headquarters, 5.25%, 10/01/35	86,360,000	86,711,485
		New York State Dormitory Authority Lease Revenue,
		City University System, Consolidated Fifth General Resolution, Series A, 5.00%,
		7/01/21	5,165,000	5,777,362
		City University System, Consolidated Fifth General Resolution, Series A, 5.00%,
		7/01/22	5,340,000	5,841,319
		City University System, Consolidated Fifth General Resolution, Series A, 5.00%,
		7/01/24	8,000,000	8,578,400
		City University System, Consolidated Fifth General Resolution, Series A, 5.00%,
		7/01/25	6,205,000	6,602,989
		Delaware Chenango Madison Otsego Board of Cooperative Education Services,
		XLCA Insured, 5.00%, 8/15/27	10,000,000	10,332,500
		Master Boces Program, Series A, AGMC Insured, 5.25%, 8/15/21	1,740,000	1,763,438
		Mental Health Services Facilities, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,284,382
		Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/33	12,650,000	12,710,214
		State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27	2,000,000	2,059,520
		State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31	7,700,000	7,911,365
		State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32	5,500,000	5,883,020
		State University Dormitory Facilities, Series A, 5.00%, 7/01/39	7,250,000	7,310,102
		State University Dormitory Facilities, Series A, 5.00%, 7/01/40	21,030,000	21,446,184
		New York State Dormitory Authority Personal Income Tax Revenue,
		General Purpose, Series E, 5.00%, 2/15/23	10,655,000	11,761,202
		Series A, 5.00%, 3/15/38	5,000,000	5,115,350
		New York State Dormitory Authority Revenue,
		City University System, Consolidated Fourth General Resolution, Series A, Pre-Refunded,
		5.25%, 7/01/31	12,000,000	12,339,720
		FGIC Insured, Pre-Refunded, 5.125%, 5/15/31	22,000,000	23,706,760
		Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33	35,000,000	35,933,450
		Mental Health Services Facilities Improvement, Series B, NATL Insured, Pre-Refunded,
		5.25%, 8/15/31	3,975,000	4,111,303
		Mortgage, St. Barnabas Hospital, Series A, FHA Insured, 5.125%, 2/01/22	4,000,000	4,086,280
		Mortgage, St. Barnabas Hospital, Series A, FHA Insured, 5.00%, 2/01/31	5,500,000	5,537,070

24	|	Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenue, (continued)
North Shore Long Island Jewish Obligated Group, Pre-Refunded, 5.50%, 5/01/33	$2,500,000	$2,788,950
School Districts Financing Program, Series A, NATL Insured, 5.00%, 4/01/31	9,500,000	9,590,155
School Districts Financing Program, Series D, NATL Insured, 5.25%, 10/01/23	1,750,000	1,827,088
School Districts Financing Program, Series D, NATL Insured, 5.00%, 10/01/30	1,750,000	1,785,718
Series 1, NATL Insured, 5.00%, 7/01/24	2,000,000	2,043,060
Teachers College, NATL Insured, 5.00%, 7/01/22	2,885,000	2,951,240
Teachers College, NATL Insured, 5.00%, 7/01/32	6,000,000	6,042,240
Upstate Community Colleges, Series A, 5.00%, 7/01/27	3,720,000	3,749,351
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	1,340,000	1,351,618
Buena Vida Nursing Home, Series A, 5.25%, 7/01/28	4,730,000	4,732,885
Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded,
5.00%, 7/01/29	9,700,000	11,030,840
Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded,
5.125%, 7/01/34	15,000,000	17,123,700
Fordham University, Refunding, NATL Insured, 5.00%, 7/01/28	490,000	468,445
Good Samaritan Hospital Medical Center, Series A, NATL Insured, 5.50%, 7/01/24	7,000,000	7,016,590
Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33	11,000,000	11,172,590
Maimonides Medical Center, NATL Insured, 5.00%, 8/01/24	6,180,000	6,437,397
Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%,
2/15/30	5,000,000	5,115,500
Mental Health Services Facilities Improvement, Series A, NATL Insured, Pre-Refunded,
5.25%, 8/15/26	2,570,000	2,658,125
Montefiore Hospital, NATL RE, FGIC Insured, 5.00%, 8/01/29	5,995,000	6,173,711
Mortgage Nursing Home, NATL Insured, 5.40%, 2/01/31	330,000	343,613
Mortgage Nursing Home, NATL Insured, 5.50%, 2/01/41	1,880,000	1,956,159
New School University, NATL Insured, 5.00%, 7/01/31	2,500,000	2,506,950
New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39	4,900,000	4,936,946
New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26	3,500,000	3,543,155
New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31	5,000,000	5,013,350
New York University, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/34	15,200,000	15,343,032
Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37	10,720,000	10,743,370
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	4,097,100
Non-State Supported Debt, Columbia University, 5.00%, 7/01/38	24,650,000	25,577,333
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	10,345,000
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	22,648,560
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/40	50,000,000	51,572,500
Non-State Supported Debt, Cornell University, Series C, 5.00%, 7/01/37	13,500,000	13,956,300
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project,
AMBAC Insured, 5.25%, 7/01/30	5,150,000	4,803,714
Non-State Supported Debt, Fashion Institute Student Housing Corp., NATL RE,
FGIC Insured, 5.25%, 7/01/34	13,220,000	12,601,172
Non-State Supported Debt, Fordham University, NATL RE, FGIC Insured, 5.00%,
7/01/27	2,435,000	2,479,634
Non-State Supported Debt, Fordham University, NATL RE, FGIC Insured, 5.00%,
7/01/32	3,125,000	3,158,875
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%,
7/01/33	9,000,000	9,256,770

	Semiannual Report | 25

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%,
7/01/38	$5,000,000	$5,104,100
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%,
7/01/27	1,500,000	1,562,520
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%,
7/01/27	2,500,000	2,604,200
non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%,
7/01/37	3,000,000	3,010,680
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,750,000	4,152,375
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,529,273
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%,
8/15/29	10,250,000	10,287,720
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%,
8/15/33	5,200,000	5,061,940
Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.125%,
9/01/23	1,700,000	1,705,848
Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.25%,
9/01/28	1,420,000	1,423,990
Non-State Supported Debt, Montefiore Medical Center, NATL RE, FGIC Insured, 5.00%,
2/01/28	10,060,000	10,183,637
Non-State Supported Debt, Mortgage Hospital, Montefiore, FHA Insured, 5.00%,
8/01/24	2,500,000	2,577,200
Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
NATL Insured, 5.00%, 7/01/35	10,000,000	9,957,500
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2,
Sub Series 2-4, 5.00%, 1/15/27	5,000,000	5,129,100
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2,
Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,098,700
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2,
Sub Series 2-5, 5.00%, 1/15/32	20,000,000	20,249,800
Non-State Supported Debt, New York and Presbyterian Hospital, AGMC Insured, 5.00%,
8/15/36	14,185,000	14,331,815
Non-State Supported Debt, New York University, AMBAC Insured, 5.00%, 7/01/26	5,475,000	5,779,027
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/38	22,800,000	23,071,548
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	20,249,800
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
7/01/27	5,470,000	5,744,703
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
7/01/32	5,000,000	5,115,100
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
7/01/37	30,805,000	31,321,600
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/38	26,995,000	27,316,510
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	19,895,428
Non-State Supported Debt, New York University, Series B, 5.25%, 7/01/48	49,665,000	51,291,529
Non-State Supported Debt, New York University, Series C, 5.00%, 7/01/38	25,000,000	25,297,750
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
Series A, 5.00%, 5/01/32	6,250,000	6,112,875

26 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	New York (continued)
	New York State Dormitory Authority Revenues, (continued)
	Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
	Series E, 5.00%, 5/01/21	$5,590,000	$5,827,463
	Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
	Series E, 5.00%, 5/01/22	2,300,000	2,384,594
	Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
	Series E, 5.00%, 5/01/23	2,150,000	2,219,940
	Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
	Series E, 5.50%, 5/01/33	3,000,000	3,056,430
	Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A,
	5.25%, 5/01/25	3,000,000	3,054,150
	Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A,
	5.25%, 5/01/30	8,750,000	8,802,762
	Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A,
	5.50%, 5/01/30	3,000,000	3,068,730
	Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A,
	5.50%, 5/01/37	13,000,000	13,262,340
	Non-State Supported Debt, NYSARC Inc., Refunding, Series A, AGMC Insured, 5.00%,
	7/01/34	5,510,000	5,545,595
	Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, 5.00%, 7/01/29	3,775,000	3,875,491
	Non-State Supported Debt, Residential Institution for Children, 5.00%, 6/01/38	5,000,000	5,103,300
	Non-State Supported Debt, School District Financing Program, Refunding, Series A,
	AGMC Insured, 5.00%, 10/01/22	7,645,000	8,191,235
	Non-State Supported Debt, School District Financing Program, Series C, AGMC Insured,
	5.00%, 10/01/32	5,000,000	5,118,700
	Non-State Supported Debt, School District Financing Program, Series C, AGMC Insured,
	5.00%, 10/01/37	6,550,000	6,640,324
	Non-State Supported Debt, School Districts Bond Financing, Refunding, Series C,
	NATL Insured, 5.00%, 4/01/35	7,525,000	7,673,995
	Non-State Supported Debt, School Districts Bond Financing, Series B, NATL Insured,
	5.00%, 10/01/34	5,000,000	5,055,200
	Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured,
	5.00%, 10/01/21	5,000,000	5,566,100
	Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured,
	5.00%, 10/01/22	7,145,000	7,805,555
	Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured,
	5.00%, 10/01/23	16,945,000	18,295,686
	Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured,
	5.00%, 10/01/24	12,730,000	13,616,517
	Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty,
	5.625%, 10/01/29	3,000,000	3,232,110
	Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty,
	5.00%, 10/01/31	4,000,000	4,200,640
	Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty,
	5.125%, 10/01/36	5,000,000	5,210,500
	Non-State Supported Debt, Student Housing Corp., NATL RE, FGIC Insured, 5.25%,
	7/01/26	6,105,000	6,322,155
[a]	Non-State Supported Debt, The New School, AGMC Insured, 5.50%, 7/01/43	13,000,000	13,310,440

Semiannual Report | 27

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, The New School, Refunding, NATL Insured, 5.00%,
7/01/46	$12,000,000	$11,920,440
Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured,
4.75%, 2/15/37	5,000,000	4,517,800
Non-State Supported Debt, University Rochester, Series A, 5.125%, 7/01/39	10,500,000	10,834,110
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,049,390
Non-State Supported Debt, Yeshiva University, Refunding, 5.00%, 9/01/38	14,535,000	14,822,793
NYSARC Inc., Series A, AGMC Insured, 5.00%, 7/01/26	1,700,000	1,740,358
Rockefeller University, Series A, Sub Series A1, 5.00%, 7/01/32	11,500,000	11,596,715
Secondarily Insured, Lease, State University, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,158,050
Secondarily Insured, State University Educational Facilities, Third General Resolution,
Refunding, Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	5,773,050
Siena College, NATL Insured, 5.00%, 7/01/31	3,500,000	3,528,350
Skidmore College, NATL RE, FGIC Insured, 5.00%, 7/01/33	6,565,000	6,672,141
St. John’s University, Series A, NATL Insured, Pre-Refunded, 5.25%, 7/01/25	5,310,000	5,513,320
St. John’s University, Series A, NATL Insured, Pre-Refunded, 5.25%, 7/01/30	3,500,000	3,634,015
State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23	1,725,000	1,774,249
State Supported Debt, AGMC Insured, 5.00%, 2/15/33	13,280,000	13,405,761
State Supported Debt, AGMC Insured, 5.00%, 2/15/38	22,260,000	22,300,736
State Supported Debt, Lease, State University Dormitory Facilities, Series A, NATL Insured,
5.00%, 7/01/36	4,670,000	4,692,369
State Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28	7,690,000	8,031,205
State Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%,
2/15/28	1,505,000	1,686,503
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series D,
NATL Insured, 5.00%, 8/15/17	2,250,000	2,250,698
State Supported Debt, Mental Health Services Facilities Improvement, Series A,
AGMC Insured, 5.00%, 2/15/32	28,000,000	28,310,240
State Supported Debt, Mental Health Services Facilities Improvement, Series B,
AGMC Insured, 5.00%, 2/15/32	8,680,000	8,776,174
State Supported Debt, Mental Health Services Facilities Improvement, Series B,
NATL Insured, 5.25%, 8/15/31	3,640,000	3,674,398
State Supported Debt, Mental Health Services Facilities Improvement, Series B,
NATL Insured, Pre-Refunded, 5.25%, 8/15/31	2,385,000	2,466,781
State Supported Debt, Mental Health Services Facilities Improvement, Series E, 5.00%,
2/15/30	12,100,000	12,379,510
State Supported Debt, Mental Health Services, Series D, AGMC Insured, 5.25%,
8/15/30	145,000	145,223
State Supported Debt, State University Dormitory Facilities, 5.00%, 7/01/33	14,210,000	14,524,041
State Supported Debt, State University Dormitory Facilities, 5.00%, 7/01/38	10,785,000	10,995,739
State Supported Debt, Upstate Community Colleges, 6.00%, 7/01/31	20,000,000	21,842,400
State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
7/01/28	3,250,000	3,261,083
W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26	6,800,000	6,820,672
Yeshiva University, AMBAC Insured, 5.125%, 7/01/29	13,260,000	13,618,683
Yeshiva University, AMBAC Insured, 5.125%, 7/01/34	23,510,000	23,935,296

28 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Refunding, Series C, 5.75%, 3/15/32	$30,100,000	$33,355,616
Education, Series A, 5.00%, 3/15/36	7,395,000	7,535,283
Education, Series A, 5.00%, 3/15/37	69,750,000	71,252,415
Education, Series A, AMBAC Insured, 5.00%, 3/15/34	10,325,000	10,559,687
Education, Series C, 5.00%, 12/15/31	17,305,000	17,877,449
Education, Series C, 5.00%, 12/15/35	10,000,000	10,219,100
Education, Series D, 5.00%, 3/15/36	49,000,000	50,006,950
General Purpose, Series E, 5.00%, 2/15/22	14,760,000	16,524,853
General Purpose, Series E, 5.00%, 2/15/24	6,185,000	6,766,452
General Purpose, Series E, 5.00%, 2/15/25	6,740,000	7,319,033
General Purpose, Series E, 5.00%, 2/15/26	5,635,000	6,073,854
General Purpose, Series E, 5.00%, 2/15/28	5,245,000	5,570,400
General Purpose, Series E, 5.00%, 2/15/29	5,000,000	5,278,900
General Purpose, Series E, 5.00%, 2/15/30	5,000,000	5,247,800
General Purpose, Series E, 5.00%, 2/15/40	11,250,000	11,515,837
Series A, 5.00%, 2/15/34	16,525,000	16,959,773
Series A, 5.00%, 2/15/39	31,705,000	32,408,851
New York State Energy Research and Development Authority PCR,
Central Hudson Gas, Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27	3,500,000	3,511,340
Niagara Mohawk Power Project, Refunding, Series A, AMBAC Insured, 5.15%,
11/01/25	20,000,000	20,029,200
New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%,
6/15/14	1,190,000	1,195,236
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water, Refunding, Series A, 5.00%, 6/15/37	2,700,000	2,802,870
Revolving Funds, New York City Municipal Water, Refunding, Series B, 5.00%, 6/15/33	6,510,000	6,694,949
Revolving Funds, New York City Municipal Water, Refunding, Series B, 5.00%, 6/15/37	5,310,000	5,426,873
Revolving Funds, Pooled Financing, Series B, 5.25%, 5/15/31	9,595,000	9,698,338
Revolving Funds, Series C, 5.25%, 6/15/31	37,600,000	38,079,776
Series A, 5.125%, 6/15/38	35,000,000	36,485,050
New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water
Project, Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24	3,000,000	3,009,480
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,190,980
New York State HFA State Personal Income Tax Revenue,
Economic Development and Housing, Series A, NATL RE, FGIC Insured, 5.00%,
9/15/34	11,580,000	11,843,213
Series A, 5.00%, 3/15/34	10,000,000	10,253,600
Series A, 5.00%, 3/15/38	15,000,000	15,336,450
New York State HFAR,
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,313,085
Children’s Rescue Fund Housing, Series A, 7.625%, 5/01/18	3,120,000	3,129,142
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.10%, 11/01/15	1,370,000	1,373,137
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	1,460,000	1,462,570
MFH, Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,473,690
New York State Local Government Assistance Corp. Revenue, senior lien, Refunding,
Series B-C/D, 5.00%, 4/01/20	5,000,000	5,795,750

Semiannual Report | 29

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Medical Care Facilities Finance Agency Revenue,
Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23	$6,240,000	$6,263,899
Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33	5,880,000	5,902,462
Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35	13,200,000	13,250,424
Security Mortgage, 2008, Series A, 6.375%, 11/15/20	4,915,000	4,919,129
New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
5.25%, 6/01/21	5,110,000	5,409,599
5.25%, 12/01/21	8,025,000	8,495,506
5.25%, 6/01/22	3,400,000	3,588,394
5.25%, 12/01/22	5,000,000	5,277,050
5.00%, 6/01/23	5,925,000	6,128,346
5.00%, 12/01/23	3,000,000	3,102,960
New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
AMBAC Insured, 5.25%, 5/15/31	8,145,000	8,176,603
New York State Power Authority Revenue, Series A,
5.25%, 11/15/30	2,000,000	2,003,480
5.25%, 11/15/40	9,000,000	9,014,670
NATL Insured, 5.00%, 11/15/47	10,000,000	10,087,300
New York State Thruway Authority General Revenue,
AMBAC Insured, 5.00%, 1/01/30	10,000,000	10,342,100
Refunding, Series G, AGMC Insured, 5.00%, 1/01/30	10,000,000	10,422,700
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	10,184,500
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/37	54,810,000	54,969,497
Series G, AGMC Insured, 5.00%, 1/01/32	35,000,000	36,168,650
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,029,100
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Refunding,
Series C,
AMBAC Insured, 5.00%, 4/01/19	20,000,000	20,838,200
NATL Insured, 5.00%, 4/01/20	18,835,000	19,513,248
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, AGMC Insured, 5.00%, 4/01/24	7,420,000	7,834,407
New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
Refunding, 5.00%, 4/01/19	12,000,000	13,708,920
New York State Thruway Authority State Personal Income Tax Revenue, Transportation,
Series A,
5.00%, 3/15/23	10,035,000	11,131,926
Pre-Refunded, 5.00%, 3/15/22	14,270,000	15,101,656
New York State Urban Development Corp. Revenue,
Correctional Facilities Service Contract, Series D, AGMC Insured, Pre-Refunded, 5.25%,
1/01/30	10,000,000	10,038,400
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	9,266,555
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,061,308
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	5,640,562
NATL RE, FGIC Insured, 5.00%, 3/15/29	7,000,000	7,221,690
Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25	3,225,000	3,537,761

30 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Urban Development Corp. Revenue, (continued)
Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%, 3/15/32	$20,000,000	$21,216,200
Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,083,799
Service Contract, Refunding, Series A-1, 5.00%, 1/01/21	11,340,000	12,532,061
Service Contract, Refunding, Series A-1, 5.00%, 1/01/22	5,120,000	5,600,205
Service Contract, Refunding, Series A-2, 5.00%, 1/01/20	18,160,000	20,352,275
Service Contract, Refunding, Series A-2, 5.00%, 1/01/21	20,090,000	22,201,861
Service Contract, Refunding, Series A-2, 5.00%, 1/01/22	7,455,000	8,154,204
State Personal Income Tax, Series A-1, 5.00%, 12/15/27	5,000,000	5,278,750
State Personal Income Tax, Series B-1, 5.00%, 3/15/36	10,000,000	10,244,600
Niagara Falls City School District COP, High School Facility, Refunding, AGMC Insured,
5.00%, 6/15/28	4,155,000	4,200,206
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,022
Niagara Falls Public Water Authority Revenue, Series A, NATL Insured, 5.00%, 7/15/34	9,000,000	9,008,280
North Hempstead GO, Refunding, Series B, NATL RE, FGIC Insured, 6.40%,
4/01/15	1,065,000	1,275,433
4/01/16	1,000,000	1,224,680
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior
Housing Center Project, Refunding, NATL Insured, zero cpn., 4/01/30	21,170,000	6,533,274
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project,
XLCA Insured, 5.00%, 12/15/30	1,805,000	1,851,226
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Fifty-Sixth Series, 5.00%, 5/01/39	20,000,000	20,509,800
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	30,752,700
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	75,882,275
One Hundred Sixty-First Series, 5.00%, 10/15/31	24,000,000	25,100,400
One Hundred Sixty-First Series, 5.00%, 10/15/34	35,000,000	36,110,900
One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	29,877,830
One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	25,665,000
Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36	20,240,000	18,122,694
Rensselaer County GO, AMBAC Insured, 6.70%, 2/15/11	810,000	819,599
Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured,
5.00%,
12/01/32	2,000,000	1,912,600
12/01/37	3,320,000	3,067,514
Sachem Central School District Holbrook GO,
NATL Insured, Pre-Refunded, 5.00%, 6/15/30	1,000,000	1,105,650
Series B, NATL Insured, Pre-Refunded, 5.00%, 10/15/27	3,885,000	4,348,830
Series B, NATL Insured, Pre-Refunded, 5.00%, 10/15/28	2,000,000	2,238,780
Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
10/15/29	5,195,000	5,339,785
10/15/32	94,975,000	96,503,148
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48	7,225,000	7,247,470
Schenectady IDA Civic Facility Revenue,
Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30	3,000,000	3,062,370
Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35	2,375,000	2,421,051
Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32	2,395,000	2,427,835

Semiannual Report | 31

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
SONYMA Homeowner Mortgage Revenue,
Series 156, 5.20%, 10/01/28	$7,500,000	$7,619,925
Series 156, 5.35%, 10/01/33	11,440,000	11,695,913
Series 158, 6.60%, 10/01/38	4,000,000	4,014,200
Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project,
Refunding, 5.00%, 3/01/26	2,000,000	2,090,760
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
5.25%, 1/01/16	3,515,000	3,394,471
5.375%, 1/01/23	4,760,000	4,210,601
Thompkins County IDAR, Civic Facility, Cornell University, Series A, 5.00%, 7/01/37	20,425,000	21,115,365
Tobacco Settlement FICO Revenue, Asset-Backed, Series A-1C, AMBAC Insured, 5.25%,
6/01/21	24,000,000	25,377,360
Triborough Bridge and Tunnel Authority Revenues,
5.00%, 11/15/24	6,965,000	7,524,150
5.00%, 11/15/37	54,000,000	54,917,460
Capital Appreciation, Convention Center Project, Series E, zero cpn., 1/01/12	21,625,000	21,152,494
General, Refunding, Series B, NATL Insured, 5.00%, 11/15/27	10,000,000	10,206,300
General, Series A, 5.00%, 11/15/35	9,155,000	9,305,417
General, Series A-2, 5.25%, 11/15/34	10,000,000	10,455,600
General Purpose, Refunding, Series A, 5.00%, 1/01/27	34,500,000	34,899,165
General Purpose, Refunding, Series A, NATL Insured, 5.00%, 1/01/32	3,770,000	3,791,828
General Purpose, Refunding, Series B, 5.125%, 11/15/29	17,175,000	17,514,206
General Purpose, Refunding, Series B, 5.00%, 11/15/32	10,000,000	10,103,300
General Purpose, Series A, 5.00%, 1/01/32	6,110,000	6,145,377
General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31	24,310,000	25,533,279
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	6,205,840
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	18,216,750
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	40,106,050
Refunding, NATL Insured, 5.00%, 11/15/26	10,000,000	10,331,700
Refunding, NATL Insured, 5.00%, 11/15/32	22,875,000	23,111,299
Refunding, Series C, 5.00%, 11/15/33	31,840,000	32,679,302
Refunding, Series C, 5.00%, 11/15/38	46,375,000	47,226,445
Series A, FGIC Insured, 5.00%, 1/01/32	1,970,000	1,981,406
Series D, 5.00%, 11/15/31	48,955,000	50,508,342
sub. bond, AMBAC Insured, 5.00%, 11/15/28	15,000,000	15,569,700
Troy Capital Resource Corp. Revenue, Rensselear Polytechnic, Series A, 5.125%, 9/01/40	42,500,000	42,400,125
Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute Project,
5.40%, 7/15/30	1,000,000	1,013,360
Series A, 5.50%, 7/15/29	5,170,000	5,201,744
Warren and Washington Counties IDA Civic Facility Revenue, Series B, AGMC Insured, 5.00%,
12/01/27	3,680,000	3,801,771
Warren and Washington IDA Civic Facility Revenue, Series A, AGMC Insured, 5.00%,
12/01/27	8,115,000	8,266,182
Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30	1,500,000	1,502,760
Westchester Tobacco Asset Securitization Corp. Revenue, Refunding,
5.00%, 6/01/26	2,000,000	1,876,760
5.125%, 6/01/38	7,000,000	5,660,410

32 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Yonkers GO,
Refunding, Series B, NATL Insured, 5.00%, 8/01/30	$7,710,000	$7,447,320
Refunding, Series B, NATL Insured, 5.00%, 8/01/35	17,130,000	15,675,320
Series A, AMBAC Insured, 5.00%, 9/01/31	12,490,000	11,930,073
Yonkers IDA Civic Facility Revenue, Sarah Lawrence College Project, Series A,
5.75%, 6/01/24	1,150,000	1,254,788
6.00%, 6/01/29	1,000,000	1,076,400
6.00%, 6/01/41	5,000,000	5,216,050
		6,381,906,859
U.S. Territories 8.3%
Puerto Rico 8.3%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	15,600,000	16,067,532
Puerto Rico Commonwealth GO,
Public Improvement, Refunding, Series A, 5.00%, 7/01/20	11,540,000	11,884,238
Public Improvement, Refunding, Series A, 5.125%, 7/01/24	17,580,000	17,606,546
Public Improvement, Refunding, Series A, NATL Insured, 5.50%, 7/01/20	17,810,000	19,154,121
Public Improvement, Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	14,000,000	14,307,160
Public Improvement, Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	7,150,000	7,131,481
Public Improvement, Refunding, Series B, 6.00%, 7/01/39	20,000,000	21,194,200
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	10,500,000	11,182,290
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
Pre-Refunded,
5.00%, 7/01/36	4,000,000	4,753,440
5.50%, 7/01/36	10,000,000	12,150,500
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding,
Series A, 5.00%, 7/01/38	575,000	545,336
Series L, AMBAC Insured, 5.25%, 7/01/38	18,350,000	17,803,170
Series N, Assured Guaranty, 5.25%, 7/01/34	30,000,000	30,487,800
Series N, Assured Guaranty, 5.25%, 7/01/36	26,165,000	26,533,403
Series N, NATL Insured, 5.25%, 7/01/32	24,225,000	23,375,187
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series DDD, 5.00%, 7/01/22	10,000,000	10,552,500
Refunding, Series ZZ, 5.25%, 7/01/26	4,885,000	5,067,211
Series CCC, 5.25%, 7/01/27	25,000,000	25,680,750
Series CCC, 5.25%, 7/01/28	10,000,000	10,203,300
Series WW, 5.25%, 7/01/33	32,250,000	32,348,362
Series XX, 5.25%, 7/01/40	19,000,000	18,774,090
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series P, 6.50%, 7/01/30	10,000,000	10,976,900
Series P, 6.75%, 7/01/36	12,500,000	13,853,750
Series Q, 5.625%, 7/01/39	10,000,000	10,029,800

Semiannual Report | 33

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,
Series A, 5.75%, 8/01/37	$15,000,000	$15,515,400
Series A, 5.50%, 8/01/42	30,000,000	30,472,200
Series A, 6.00%, 8/01/42	90,000,000	94,833,900
Series A, 6.50%, 8/01/44	10,000,000	10,831,200
Series C, 5.50%, 8/01/40	35,000,000	35,600,600
Series C, 5.25%, 8/01/41	25,065,000	24,761,964
Total U.S. Territories		583,678,331
Total Municipal Bonds before Short Term Investments
(Cost $6,801,704,496)		6,965,585,190
Short Term Investments (Cost $1,100,000) 0.0%†
Municipal Bonds 0.0%†
New York 0.0%†
[b]New York City GO, Series A, Sub Series A-10, Daily VRDN and Put, 0.28%, 8/01/16	1,100,000	1,100,000
Total Investments (Cost $6,802,804,496) 98.9%		6,966,685,190
Other Assets, less Liabilities 1.1%		77,943,844
Net Assets 100.0%		$7,044,629,034

See Abbreviations on page 47.

† Rounds to less than 0.1% of net assets.

a Security purchased on a when-issued basis. See Note 1(b).

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Income Fund

Financial Statements

Statement of Assets and Liabilities
November 30, 2010 (unaudited)

Assets:
Investments in securities:
Cost	$6,802,804,496
Value	$6,966,685,190
Cash	2,439,786
Receivables:
Capital shares sold	8,113,285
Interest	95,260,793
Other assets	2,771
Total assets	7,072,501,825
Liabilities:
Payables:
Investment securities purchased	12,710,490
Capital shares redeemed	10,901,210
Affiliates	3,874,081
Accrued expenses and other liabilities	387,010
Total liabilities	27,872,791
Net assets, at value	$7,044,629,034
Net assets consist of:
Paid-in capital	$6,873,270,776
Undistributed net investment income	447,551
Net unrealized appreciation (depreciation)	163,880,694
Accumulated net realized gain (loss)	7,030,013
Net assets, at value	$7,044,629,034

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 35

Franklin New York Tax-Free Income Fund

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
November 30, 2010 (unaudited)

Class A:
Net assets, at value	$5,811,952,105
Shares outstanding	503,054,631
Net asset value per share[a]	$11.55
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.06
Class B:
Net assets, at value	$44,597,671
Shares outstanding	3,869,075
Net asset value and maximum offering price per share[a]	$11.53
Class C:
Net assets, at value	$979,913,872
Shares outstanding	84,913,525
Net asset value and maximum offering price per share[a]	$11.54
Advisor Class:
Net assets, at value	$208,165,386
Shares outstanding	18,011,609
Net asset value and maximum offering price per share	$11.56

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

36 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Income Fund

Financial Statements (continued)

Statement of Operations
for the six months ended November 30, 2010 (unaudited)

Investment income:
Interest	$162,233,705
Expenses:
Management fees (Note 3a)	15,825,202
Distribution fees: (Note 3c)
Class A	2,809,563
Class B	186,892
Class C	3,103,254
Transfer agent fees (Note 3e)	1,169,839
Custodian fees	48,835
Reports to shareholders	75,279
Registration and filing fees	39,002
Professional fees	71,986
Trustees’ fees and expenses	91,753
Other	159,276
Total expenses	23,580,881
Net investment income	138,652,824
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(625,080)
Net change in unrealized appreciation (depreciation) on investments	(138,874,597)
Net realized and unrealized gain (loss)	(139,499,677)
Net increase (decrease) in net assets resulting from operations	$(846,853)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 37

Franklin New York Tax-Free Income Fund

Financial Statements (continued)

Statements of Changes in Net Assets
	Six Months Ended
	November 30, 2010	Year Ended
	(unaudited)	May 31, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$138,652,824	$255,883,189
Net realized gain (loss) from investments	(625,080)	21,263,866
Net change in unrealized appreciation (depreciation) on investments	(138,874,597)	210,568,830
Net increase (decrease) in net assets resulting from operations	(846,853)	487,715,885
Distributions to shareholders from:
Net investment income:
Class A	(118,040,335)	(221,489,971)
Class B	(1,048,051)	(3,494,207)
Class C	(16,863,006)	(26,214,411)
Advisor Class	(4,238,306)	(6,232,174)
Net realized gains:
Class A	—	(6,223,111)
Class B	—	(109,609)
Class C	—	(876,564)
Advisor Class	—	(175,154)
Total distributions to shareholders	(140,189,698)	(264,815,201)
Capital share transactions: (Note 2)
Class A	440,051,379	467,265,852
Class B	(23,029,695)	(46,998,714)
Class C	142,908,131	296,008,470
Advisor Class	26,381,237	78,394,082
Total capital share transactions	586,311,052	794,669,690
Net increase (decrease) in net assets	445,274,501	1,017,570,374
Net assets:
Beginning of period	6,599,354,533	5,581,784,159
End of period	$7,044,629,034	$6,599,354,533
Undistributed net investment income included in net assets:
End of period	$447,551	$1,984,425

38 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund (Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Semiannual Report | 39

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund’s application of those tax rules is subject to its understanding. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of November 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

40 | Semiannual Report

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, there is a risk that in the event of an issuer default, the insurer may not be able to fulfill its obligations under the terms of the policy.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2010		May 31, 2010
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	32,246,627	$380,624,344	79,293,962	$916,671,249
Shares issued on reorganization
(Note 7)	31,412,038	376,944,556	—	—
Shares issued in reinvestment of
distributions	6,661,776	78,716,941	12,940,501	149,158,574
Shares redeemed	(33,749,056)	(396,234,462)	(51,745,424)	(598,563,971)
Net increase (decrease)	36,571,385	$440,051,379	40,489,039	$467,265,852

Semiannual Report | 41

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Year Ended
	November 30, 2010		May 31, 2010
	Shares	Amount	Shares	Amount
Class B Shares:
Shares sold	16,255	$190,942	53,169	$609,772
Shares issued in reinvestment of
distributions	65,528	772,167	224,554	2,579,397
Shares redeemed	(2,039,583)	(23,992,804)	(4,348,368)	(50,187,883)
Net increase (decrease)	(1,957,800)	$(23,029,695)	(4,070,645)	$(46,998,714)
Class C Shares:
Shares sold	14,577,429	$171,995,602	33,336,207	$384,773,810
Shares issued on reorganization
(Note 7)	6,003,187	71,918,691	—	—
Shares issued in reinvestment of
distributions	1,079,457	12,746,422	1,734,568	20,004,273
Shares redeemed	(9,704,237)	(113,752,584)	(9,402,505)	(108,769,613)
Net increase (decrease)	11,955,836	$142,908,131	25,668,270	$296,008,470
Advisor Class Shares:
Shares sold	4,123,001	$48,685,446	9,364,719	$108,173,457
Shares issued in reinvestment of
distributions	239,547	2,830,845	336,436	3,885,818
Shares redeemed	(2,132,693)	(25,135,054)	(2,912,683)	(33,665,193)
Net increase (decrease)	2,229,855	$26,381,237	6,788,472	$78,394,082

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary

Franklin Advisers, Inc. (Advisers)

Franklin Templeton Services, LLC (FT Services)

Franklin Templeton Distributors, Inc. (Distributors)

Franklin Templeton Investor Services, LLC (Investor Services)

Affiliation Investment manager Administrative manager Principal underwriter Transfer agent

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Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class B	0.65%
Class C	0.65%

Semiannual Report | 43

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$969,085
Contingent deferred sales charges retained	$215,904

e. Transfer Agent Fees

For the period ended November 30, 2010, the Fund paid transfer agent fees of $1,169,839, of which $703,456 was retained by Investor Services.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At November 30, 2010, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2011	$474,738
2014	18,771
2016	3,617,726
2017	7,626,443
2018	7,152,557
	$18,890,235	[a]

aIncludes $18,890,235 from the reorganized Franklin New York Insured Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.

At November 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$6,804,379,201

Unrealized appreciation	$202,999,164
Unrealized depreciation	(40,693,175)
Net unrealized appreciation (depreciation)	$162,305,989

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and non-deductible expenses.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

44 | Semiannual Report

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2010, aggregated $347,873,942 and $225,256,741, respectively.

6. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. REORGANIZATION

On August 30, 2010, the Fund, pursuant to a plan of reorganization approved on April 13, 2010 by the Board of Trustees of the Franklin New York Insured Tax-Free Income Fund (Target), acquired 100% of the Target’s net assets, primarily made up of investment securities, which included $19,376,404 of unrealized appreciation (depreciation), through a tax-free exchange of 37,415,225 shares of the Fund (valued at $448,863,247). Immediately after the completion of the reorganization, the combined net assets of the Fund were $7,324,800,800.

The primary purpose for the reorganization was to combine the Target fund with a larger, relatively more diversified fund that has the same investment goal and generally similar investment strategies and risks. The estimated cost of the reorganization was $97,080 of which the Fund and the Target will pay 25% and Advisers will pay 50%. The allocated portion of the Fund’s reorganization expenses are included with other expenses in the Statement of Operations.

Assuming the reorganization had been completed on June 1, 2009, the Fund’s pro forma results of operations would have been as follows:

			Net Increase
		Net Realized	(Decrease) in
	Net Investment	and Unrealized	Net Assets
Period	Income	Gain (Loss)	from Operations
For the period June 1, 2009 through May 31, 2010	$275,733,820	$250,398,980	$526,132,800
For the period June 1, 2010 through November 30,
2010	$143,016,399	$(129,838,057)	$13,178,342

Subsequent to the reorganization, the Fund has been managed as a single entity. Accordingly, it is impracticable to identify the amounts of investment income and net investment income attributable to the Target’s assets after the completion of the reorganization.

Semiannual Report | 45

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended November 30, 2010, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At November 30, 2010, all of the Fund’s investments in securities carried at fair value were in Level 2 inputs.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

46 | Semiannual Report

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

Abbreviations

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.	IDA	-IndustrialDevelopment Authority/Agency
AMBAC	- American Municipal Bond Assurance Corp.	IDAR	-IndustrialDevelopment Authority Revenue
BHAC	- Berkshire Hathaway Assurance Corp.	MFH	- Multi-Family Housing
CIFG	- CDC IXIS Financial Guaranty	MFHR	- Multi-Family Housing Revenue
COP	- Certificate of Participation	MTA	- Metropolitan Transit Authority
ETM	- Escrow to Maturity	NATL	- National Public Financial Guarantee Corp.
FGIC	-FinancialGuaranty Insurance Co.	NATL RE	- National Public Financial Guarantee Corp. Reinsured
FHA	- Federal Housing Authority/Agency	PBA	- Public Building Authority
FICO	-FinancingCorp.	PCR	- Pollution Control Revenue
GNMA	- Government National Mortgage Association	SONYMA	- State of New York Mortgage Agency
GO	-GeneralObligation	XLCA	- XL Capital Assurance
HDC	- Housing Development Corp.
HFA	- Housing Finance Authority/Agency
HFAR	- Housing Finance Authority Revenue

Semiannual Report | 47

Franklin New York Tax-Free Income Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

48 | Semiannual Report

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Semiannual Report and Shareholder Letter

FRANKLIN NEW YORK

TAX-FREE INCOME FUND

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. Item 5. Audit Committee of Listed Registrants. Item 6. Schedule of Investments.	N/A N/A N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/LAURA F. FERGERSON
Laura F. Fergerson

     Chief Executive Officer - Finance and Administration Date January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

Laura F. Fergerson

     Chief Executive Officer - Finance and Administration

Date January 27, 2011

By /s/GASTON GARDEY

Gaston Gardey

     Chief Financial Officer and Chief Accounting Officer

Date January 27, 2011